Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments Tables
Schedule of derivative financial instruments at fair value

Derivative financial instruments at fair value through profit or loss as of December 31, 2017 and 2016 are the following:

	Notes	December 31, 2017	December 31, 2016

Derivatives not designated as hedges – Liabilities
Derivative contracts of interest rate	22	$137	$508

Total		$137	$508